Lease liabilities - Leases reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities
Balance at the beginning	$ 15,806
Additions to ROU assets	1,617	$ 18,254
Additions from acquisition of subsidiary		504
Changes from financing activities:
Repayment of lease liabilities	(7,556)	(3,684)
Other changes:
Interest expense	1,333	555
Foreign exchange movements	(967)	177
Balance at the end	$ 10,233	$ 15,806